Commitments	12 Months Ended
Feb. 28, 2022
Disclosure of commitments [text block] [Abstract]
COMMITMENTS

36. COMMITMENTS

Other than the lease commitments disclosed in Note 17, the Group has commitments for capital expenditure of ZAR 13.8 million as at February 28, 2022, relating to the redevelopment of its head office suite for South Africa. The total estimated redevelopment cost is ZAR 236.9 million.